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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2004
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Amelia Peabody Foundation
                 -------------------------------
   Address:      One Hollis Street
                 -------------------------------
                 Wellesley, MA 02482
                 -------------------------------

Form 13F File Number: 28-05989
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Name:    Margaret St. Clair
         -------------------------------
Title:   Trustee
         -------------------------------
Phone:   781-237-6468
         -------------------------------

Signature, Place, and Date of Signing:

  /s/ Margaret St. Clair         Wellesley, Massachusetts    January 26, 2005
-------------------------------  ------------------------    ----------------
       [Signature]                    [City, State]               [Date]

Report Type (Check only one.):

/x/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       5
                                         -----------------------

Form 13F Information Table Entry Total:  65
                                         -----------------------

Form 13F Information Table Value Total:  $100,091 (in thousands)
                                         -----------------------


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

     1.       28-05999                     Bayard D. Waring
   ------    -----------------             ---------------------------------
     2.       28-05991                     Margaret N. St. Clair
   ------    -----------------             ---------------------------------
     3.       28-05993                     Philip B. Waring
   ------    -----------------             ---------------------------------
     4.       28-05995                     Deborah Carlson
   ------    -----------------             ---------------------------------
     5.       28-05997                     Thomas B. St. Clair
   ------    -----------------             ---------------------------------

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                            AMELIA PEABODY FOUNDATION
                           FORM 13F INFORMATION TABLE
                         QUARTER ENDED DECEMBER 31,2004

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

         COLUMN 1             COLUMN 2     COLUMN 3   COLUMN 4         COLUMN 5          COLUMN 6      COLUMN 7        COLUMN 8
                              TITLE OR                 VALUE     SHARES/    SH/ PUT/    INVESTMENT   Shared-Other  VOTING AUTHORITY
      NAME OF ISSUER           CLASS        CUSIP     (X1000)    PRN AMT    PRN CALL    DISCRETION     MANAGERS    Sole Shared None

3M CO                            Common    88579Y101    3283      40000        SH      Shared-Other   1,2,3,4,5    40000

ALLIANCE RESOURCE
 PARTNERS                Units Bene Int    01877R108    3071      41505        SH      Shared-Other   1,2,3,4,5    41505

ALVARION LTD                     Common    M0861T100     530      40000        SH      Shared-Other   1,2,3,4,5    40000

AMERICAN CAP
 STRATEGIES LTD                  Common     24937104    1834      55000        SH      Shared-Other   1,2,3,4,5    55000

AMERIGAS PARTNERS LP             Common     30975106    1628      55000        SH      Shared-Other   1,2,3,4,5    55000

APPLIED MATERIALS INC            Common     38222105     513      30000        SH      Shared-Other   1,2,3,4,5    30000

BANK AMERICA CORP                Common     60505104    3524      75000        SH      Shared-Other   1,2,3,4,5    75000

BANKNORTH GROUP INC NEW          Common    06646R107    1281      35000        SH      Shared-Other   1,2,3,4,5    35000

BAXTER INTERNATL
 7.000% PFD                   Preferred     71813406    1129      20000        SH      Shared-Other   1,2,3,4,5    20000

BHP BILLITON LTD ADR             Common     88606108    1802      75000        SH      Shared-Other   1,2,3,4,5    75000

BOSTON SCIENTIFIC CORP           Common    101137107    1778      50000        SH      Shared-Other   1,2,3,4,5    50000

BP AMOCO PLC                     Common     55622104     876      15000        SH      Shared-Other   1,2,3,4,5    15000

CEMEX SOUTH
 AMERICA-SPNSD                   Common    151290889    1093      30000        SH      Shared-Other   1,2,3,4,5    30000

CENDANT CORP                     Common    151313103    1169      50000        SH      Shared-Other   1,2,3,4,5    50000

CERADYNE INC                     Common    156710105    1144      20000        SH      Shared-Other   1,2,3,4,5    20000

CITIGROUP INC                    Common    172967101    1686      35000        SH      Shared-Other   1,2,3,4,5    35000

CORNING INC                      Common    219350105     589      50000        SH      Shared-Other   1,2,3,4,5    50000

DANAHER CORP                     Common    235851102    3158      55000        SH      Shared-Other   1,2,3,4,5    55000

DOMINION RES BLACK
 WARRIOR TR             Unit Bene Trust    25746Q108    2166      60000        SH      Shared-Other   1,2,3,4,5    60000

DOMINION RESOURCES
 INC VA                          Common    25746U109    3048      45000        SH      Shared-Other   1,2,3,4,5    45000

DUFF & PHELPS
 UTIL & CORP                     Common    26432K108     221      15000        SH      Shared-Other   1,2,3,4,5    15000

DUKE ENERGY CORP                 Common    264399106    2060      81312        SH      Shared-Other   1,2,3,4,5    81312

ENERPLUS RESOURCES
 FUND                        Unit Trust    29274D604    2360      65000        SH      Shared-Other   1,2,3,4,5    65000

ENTERPRISE PRODS
 PARTNERS LP                     Common    293792107     936      36200        SH      Shared-Other   1,2,3,4,5    36200

EQUITABLE RES INC                Common    294549100    3336      55000        SH      Shared-Other   1,2,3,4,5    55000

EXXON MOBIL CORPORATION          Common    30231G102    1794      35000        SH      Shared-Other   1,2,3,4,5    35000

GENERAL ELECTRIC CORP            Common    369604103    2920      80000        SH      Shared-Other   1,2,3,4,5    80000

GREAT PLAINS ENERGY INC          Common    391164100    1665      55000        SH      Shared-Other   1,2,3,4,5    55000

HEADWATERS INC                   Common    42210P102    1710      60000        SH      Shared-Other   1,2,3,4,5    60000

HEALTHCARE RLTY TR INC           Common    421946104    1425      35000        SH      Shared-Other   1,2,3,4,5    35000

HOLLY CORP                       Common    435758305     557      20000        SH      Shared-Other   1,2,3,4,5    20000

HOME DEPOT INC                   Common    437076102    2564      60000        SH      Shared-Other   1,2,3,4,5    60000

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HSBC HOLDINGS
 PLC-SPONS ADR                   Common    404280406    3461      40653        SH      Shared-Other   1,2,3,4,5    40653

HUGOTON ROYALTY TRUST            Common    444717102    1441      55000        SH      Shared-Other   1,2,3,4,5    55000

ING GROEP NV SPONS ADR           Common    456837103    2306      76219        SH      Shared-Other   1,2,3,4,5    76219

INTEL CORP                       Common    458140100     819      35000        SH      Shared-Other   1,2,3,4,5    35000

ISHARES DJ US
 INDUSTRIAL SEC                  Common    464287754    1132      20000        SH      Shared-Other   1,2,3,4,5    20000

JDS UNIPHASE CORP                Common    46612J101     190      60000        SH      Shared-Other   1,2,3,4,5    60000

JP MORGAN CHASE & CO             Common    46625H100    1560      40000        SH      Shared-Other   1,2,3,4,5    40000

KEYCORP NEW                      Common    493267108    2373      70000        SH      Shared-Other   1,2,3,4,5    70000

KINDER MORGAN ENERGY
 PRTNRS                    Unit Ltd Ptr    494550106    1995      45000        SH      Shared-Other   1,2,3,4,5    45000

KNIGHTSBRIDGE
 TANKERS LTD                     Common    G5299G106     836      25000        SH      Shared-Other   1,2,3,4,5    25000

LIBERTY PPTY TR                  Common    531172104    1512      35000        SH      Shared-Other   1,2,3,4,5    35000

LUCENT TECHNOLOGIES INC          Common    549463107     338      90000        SH      Shared-Other   1,2,3,4,5    90000

MICROSOFT CORP                   Common    594918104     668      25000        SH      Shared-Other   1,2,3,4,5    25000

NEXTEL COMMUNICATIONS
 INC                             Common    65332V103     300      10000        SH      Shared-Other   1,2,3,4,5    10000

NORAM ENERGY CORP
 6.000%                            SDCV    655419AC3    2500      2500000     PRN      Shared-Other   1,2,3,4,5  2500000

PETROFUND ENERGY TRUST           Common    71648W108     456      35000        SH      Shared-Other   1,2,3,4,5    35000

PFIZER INC                       Common    717081103    1210      45000        SH      Shared-Other   1,2,3,4,5    45000

PLUM CREEK TIMBER
 CO INC                          Common    729251108    3075      80000        SH      Shared-Other   1,2,3,4,5    80000

RITE AID CORP                    Common    767754104      37      10000        SH      Shared-Other   1,2,3,4,5    10000

ROYAL BK 8.500% PFD
 SER J                        Preferred    780097853     513      20000        SH      Shared-Other   1,2,3,4,5    20000

SCHLUMBERGER LTD                 Common    806857108    1339      20000        SH      Shared-Other   1,2,3,4,5    20000

SENIOR HOUSING
 PROPERTIES TR                   Common    81721M109     758      40000        SH      Shared-Other   1,2,3,4,5    40000

SHIP FINANCE
 INTERNATIONAL LTD               Common    G81075106     410      20000        SH      Shared-Other   1,2,3,4,5    20000

SPRINT CORP                      Common    852061100     249      10000        SH      Shared-Other   1,2,3,4,5    10000

SUNCOR ENERGY INC                Common    867229106    1239      35000        SH      Shared-Other   1,2,3,4,5    35000

SUNOCO LOGISTICS
 PARTNERS LP                     Common    86764L108    1076      25000        SH      Shared-Other   1,2,3,4,5    25000

SYMANTEC CORPORATION             Common    871503108     644      25000        SH      Shared-Other   1,2,3,4,5    25000

TEVA PHARMACEUTICAL
 INDS LTD A                      Common    881624209     747      25000        SH      Shared-Other   1,2,3,4,5    25000

TEXAS INSTRUMENTS INC            Common    882508104     739      30000        SH      Shared-Other   1,2,3,4,5    30000

UBS AG-REG                       Common    H8920M855    2934      35000        SH      Shared-Other   1,2,3,4,5    35000

VODAFONE GROUP
 PLC-ADR                         Common    92857W100     137       5000        SH      Shared-Other   1,2,3,4,5     5000

WELLPOINT INC                    Common    94973V107    3450      30000        SH      Shared-Other   1,2,3,4,5    30000

WELLS FARGO & CO                 Common    949746101    2797      45000        SH      Shared-Other   1,2,3,4,5    45000

                                                      100091
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